UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA WORLD GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
   USAA(R)

                       USAA WORLD
                              GROWTH Fund

                                   [GRAPHIC OF WORLD GROWTH FUND]

                       Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
     AUGUST 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES   SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (67.7%)

              AUSTRALIA (2.0%)
    390,271   News Corp. Ltd.(Movies & Entertainment)                           $  3,056
    306,389   QBE Insurance Group Ltd.(Property & Casualty Insurance)              2,744
                                                                                --------
                                                                                   5,800
                                                                                --------
              AUSTRIA (0.9%)
     66,800   Erste Bank der oesterreichischen
                 Sparkassen AG (Regional Banks)                                    2,552
                                                                                --------
              BERMUDA (1.7%)
    188,500   Accenture Ltd. "A" (IT Consulting & Other Services)*                 4,920
                                                                                --------
              BRAZIL (0.4%)
     36,600   Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                           1,194
                                                                                --------
              CANADA (2.1%)
     70,500   BCE, Inc. (Integrated Telecommunication Services)                    1,464
     43,588   Canadian National Railway Co. (Railroads)                            1,986
     64,400   Encana Corp. (Oil & Gas Exploration & Production)                    2,625
                                                                                --------
                                                                                   6,075
                                                                                --------
              CAYMAN ISLANDS (1.2%)
     84,300   Noble Corp. (Oil & Gas Drilling)*                                    3,390
                                                                                --------
              FRANCE (9.2%)
    183,000   AXA S.A. (Multi-Line Insurance)                                      3,769
     56,600   Business Objects S.A. (Application Software)*                        1,052
     43,670   L'Air Liquide S.A. (Industrial Gases)                                6,869
     70,300   Sanofi-Synthelabo S.A. (Pharmaceuticals)(b)                          5,011
     32,212   Schneider Electric S.A. (Electrical Components & Equipment)          2,027
      8,700   Total S.A. (Integrated Oil & Gas)                                    1,703
     28,474   Total S.A. ADR (Integrated Oil & Gas)                                2,790
    106,500   Veolia Environnement (Multi-Utilities & Unregulated Power)           2,761
                                                                                --------
                                                                                  25,982
                                                                                --------
              GERMANY (1.9%)
     69,400   Bayerische Motoren Werke AG (Automobile Manufacturers)               2,875
     44,700   Schering AG (Pharmaceuticals)                                        2,490
                                                                                --------
                                                                                   5,365
                                                                                --------
              HONG KONG (0.5%)
    310,500   Esprit Holdings Ltd. (Apparel Retail)                                1,500
                                                                                --------
              HUNGARY (0.7%)
     48,400   OTP Bank Ltd. GDR (Regional Banks)                                   2,101
                                                                                --------
              IRELAND (0.7%)
    128,600   Irish Life & Permanent plc (Other Diversified
                 Financial Services)                                               1,964
                                                                                --------
              ITALY (0.9%)
    144,300   RAS S.p.A. (Multi-Line Insurance)                                    2,556
                                                                                --------
              JAPAN (8.5%)
    152,000   Bridgestone Corp. (Tires & Rubber)                                   2,896
     91,000   Canon, Inc. (Electronic Equipment Manufacturers)                     4,374
    140,100   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                     2,073
        523   KDDI Corp. (Integrated Telecommunication Services)                   2,538
     49,000   NOK Corp. (Auto Parts & Equipment)                                   1,557
     48,300   Nitto Denko Corp. (Specialty Chemicals)                              2,142

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES   SECURITY                                                             (000)
----------------------------------------------------------------------------------------
     97,300   Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)         $  1,555
    409,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                   1,510
    309,000   Toray Industries, Inc. (Textiles)                                    1,475
     73,100   Toyota Motor Corp. (Automobile Manufacturers)                        2,900
     76,000   Yamaha Corp. (Consumer Electronics)                                  1,139
                                                                                --------
                                                                                  24,159
                                                                                --------
              KOREA (2.2%)
      9,800   Samsung Electronics Co. Ltd. (Semiconductors)                        3,867
     23,530   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                2,432
                                                                                --------
                                                                                   6,299
                                                                                --------
              NETHERLANDS (1.0%)
    211,600   Reed Elsevier N.V. (Publishing)                                      2,720
                                                                                --------
              SINGAPORE (2.3%)
    296,000   DBS Group Holdings Ltd. (Diversified Banks)                          2,706
  1,594,000   Singapore Telecommunications Ltd.
                 (Integrated Telecommunication Services)                           2,136
    231,400   United Overseas Bank Ltd.
                 (Diversified Banks)                                               1,802
                                                                                --------
                                                                                   6,644
                                                                                --------
              SPAIN (3.6%)
    222,800   Banco Bilbao Vizcaya Argentaria
                 S.A. (Diversified Banks)(b)                                       2,980
    146,300   Iberdrola S.A. (Electric Utilities)                                  3,000
    290,912   Telefonica S.A. (Integrated Telecommunication Services)              4,160
                                                                                --------
                                                                                  10,140
                                                                                --------
              SWEDEN (5.0%)
     92,200   Atlas Copco AB "A" (Industrial Machinery)                            3,283
    995,000   Ericsson LM "B" (Communications Equipment)*                          2,692
    132,000   Hennes & Mauritz AB "B" (Apparel Retail)                             3,455
    140,400   Sandvik AB (Industrial Machinery)                                    4,820
                                                                                --------
                                                                                  14,250
                                                                                --------
              SWITZERLAND (7.3%)
     83,300   Credit Suisse Group (Diversified Banks)                              2,618
     13,575   Nestle S.A. (Packaged Foods & Meat)                                  3,224
     64,600   Novartis AG (Pharmaceuticals)                                        2,998
     54,700   Roche Holdings AG (Pharmaceuticals)                                  5,329
     16,222   Syngenta AG (Specialty Chemicals)                                    1,461
      6,900   Synthes, Inc. (Health Care Equipment)                                  741
     63,166   UBS AG (Diversified Banks)                                           4,257
                                                                                --------
                                                                                  20,628
                                                                                --------
              UNITED KINGDOM (15.6%)
    473,000   Amvescap plc (Investment Banking & Brokerage)                        2,494
     99,600   AstraZeneca plc (Pharmaceuticals)                                    4,603
    208,900   BOC Group plc (Diversified Chemicals)                                3,379
    327,251   BP plc (Oil & Gas Exploration & Production)                          2,923
    150,400   British Sky Broadcasting Group plc
                 (Broadcasting & Cable TV)                                         1,301
    322,900   Diageo plc (Distillers & Vintners)                                   3,987
    825,745   Kingfisher plc (Home Improvement Retail)                             4,140
     87,200   Next plc (Apparel Retail)                                            2,345
    385,800   Reckitt Benckiser plc (Household Products)                          10,177
     72,054   Royal Bank Scotland Group plc
                 (Diversified Banks)                                               2,016
  1,547,800   Vodafone Group plc (Wireless
                 Telecommunication Services)                                       3,534
    334,200   William Hill plc (Casinos & Gaming)                                  3,282
                                                                                --------
                                                                                  44,181
                                                                                --------
              Total international stocks (cost: $159,327)                        192,420
                                                                                --------

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES   SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              U.S. STOCKS (29.0%)

              APPAREL RETAIL (1.6%)
    211,300   TJX Companies, Inc.                                               $  4,471
                                                                                --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     90,600   Janus Capital Group, Inc.                                            1,245
                                                                                --------
              BIOTECHNOLOGY (1.3%)
     69,600   Genzyme Corp.*                                                       3,758
                                                                                --------
              COMPUTER HARDWARE (1.6%)
    126,800   Dell, Inc.*                                                          4,418
                                                                                --------
              CONSUMER FINANCE (3.1%)
    120,900   American Express Co.                                                 6,047
    117,800   MBNA Corp.                                                           2,844
                                                                                --------
                                                                                   8,891
                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     62,500   DST Systems, Inc.*                                                   2,827
                                                                                --------
              HEALTH CARE EQUIPMENT (4.4%)
     36,000   DENTSPLY International, Inc.                                         1,834
     68,500   Fisher Scientific International, Inc.*                               3,903
     45,300   Medtronic, Inc.                                                      2,254
    107,500   Thermo Electron Corp.*                                               2,824
     41,800   Waters Corp.*                                                        1,810
                                                                                --------
                                                                                  12,625
                                                                                --------
              HEALTH CARE SERVICES (1.6%)
     97,298   Caremark Rx, Inc.*                                                   2,793
     49,700   Lincare Holdings, Inc.*                                              1,597
                                                                                --------
                                                                                   4,390
                                                                                --------
              HOME IMPROVEMENT RETAIL (0.8%)
     59,500   Home Depot, Inc.                                                     2,175
                                                                                --------
              INDUSTRIAL GASES (2.1%)
     51,100   Air Products & Chemicals, Inc.                                       2,677
     81,100   Praxair, Inc.                                                        3,291
                                                                                --------
                                                                                   5,968
                                                                                --------
              MOVIES & ENTERTAINMENT (2.8%)
    289,700   Time Warner, Inc.*                                                   4,737
     96,800   Viacom, Inc. "B"                                                     3,224
                                                                                --------
                                                                                   7,961
                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     21,400   EOG Resources, Inc.                                                  1,236
                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     98,800   Citigroup, Inc.                                                      4,602
                                                                                --------
              PHARMACEUTICALS (2.1%)
    101,300   Johnson & Johnson, Inc.                                              5,886
                                                                                --------
              RAILROADS (1.3%)
     66,500   Burlington Northern Santa Fe Corp.                                   2,381
     25,100   Union Pacific Corp.                                                  1,433
                                                                                --------
                                                                                   3,814
                                                                                --------

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                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES   SECURITY                                                             (000)
----------------------------------------------------------------------------------------
              SOFT DRINKS (0.7%)
     40,100   PepsiCo, Inc.                                                     $  2,005
                                                                                --------
              SYSTEMS SOFTWARE (2.2%)
     82,860   McAfee, Inc.*                                                        1,639
    115,400   Microsoft Corp.                                                      3,151
     28,300   Symantec Corp.*                                                      1,357
                                                                                --------
                                                                                   6,147
                                                                                --------
              Total U.S. stocks (cost: $74,373)                                   82,419
                                                                                --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              MONEY MARKET INSTRUMENTS (3.2%)

              DISCOUNT NOTES
     $4,701   Federal Home Loan Bank(f), 1.42%, 9/01/2004                          4,701
      4,284   Federal Home Loan Bank(f), 1.47%, 9/01/2004                          4,284
                                                                                --------
              Total money market instruments (cost: $8,985)                        8,985
                                                                                --------

     NUMBER
  OF SHARES
-----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.3%)(a)
              MONEY MARKET FUNDS (0.2%)
    207,021   AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.46%(d)                                                 207
    414,072   Merrill Lynch Premier Institutional Fund, 1.45%(d)                     414
                                                                                --------
                                                                                     621
                                                                                --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENTS (2.1%)
     $1,000   Bear Stearns & Co., Inc., 1.56%, acquired on 8/31/2004
                 and due 9/01/2004 at $1,000 (collateralized by $965 of
                 U.S.Treasury Notes, 5.75%, due 11/15/2005; market
                 value $1,023)(c)                                                  1,000
      3,000   CS First Boston LLC, 1.58%, acquired on 8/31/2004 and due
                 9/01/2004 at $3,000 (collateralized by $3,085 of U.S.
                 Treasury Notes, 2.625%, due 5/15/2008; market
                 value $3,064)(c)                                                  3,000
      1,850   Lehman Brothers, Inc., 1.57%, acquired on 8/31/2004
                 and due 9/01/2004 at $1,850 (collateralized
                 by $2,356 of FICO STRIPS, 1.91%-5.26%(e),
                 due 6/06/2005-8/03/2018; and $825 of Freddie
                 Mac STRIPS(f), 3.39%(e), due 3/15/2008; combined
                 market value $1,889)(c)                                           1,850
                                                                                --------
                                                                                   5,850
                                                                                --------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $6,471)                             6,471
                                                                                --------

              TOTAL INVESTMENTS (COST: $249,156)                                $290,295
                                                                                ========

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           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the
         Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management
                 Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA WORLD GROWTH FUND
AUGUST 31, 2004 (UNAUDITED)

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $46,000,000 and $4,861,000, respectively, resulting in net unrealized appreciation of $41,139,000.

         C. The percentages shown represent the percentages of the investments to net assets, which were $284,100,000 at August 31, 2004, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of August 31, 2004. The fair market value of these securities was approximately $6,239,000.

         (c) Repurchase agreements. The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

         (e) Zero-coupon security. Rate represents the effective yield at August 31, 2004.

         (f) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding August 31, 2004.

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48051-1004                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.